Income Taxes - Effective Income Tax Rate Reconciliation (Parenthetical) (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Oct. 31, 2020	Feb. 02, 2019	Oct. 31, 2020	Feb. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Federal income tax at the statutory rate		21.00%	21.00%	21.00%	21.00%
New Academy Holding Company, LLC
Federal income tax at the statutory rate	35.00%					21.00%	21.00%	33.80%